Note 29 - Treasury Shares (Notes)	12 Months Ended
Dec. 31, 2019
Treasury Shares Abstract
Treasury Shares Explanatory

29. Treasury shares

In the years ended December 31, 2019, 2018 and 2017 the Group entities performed the following transactions with shares issued by the Bank:

Treasury shares (Millions of euros)
	2019		2018		2017
	Number of Shares	Millions of Euros	Number of Shares	Millions of Euros	Number of Shares	Millions of Euros
Balance at beginning	47,257,691	296	13,339,582	96	7,230,787	48
+ Purchases	214,925,699	1,088	279,903,844	1,683	238,065,297	1,674
- Sales and other changes	(249,566,201)	(1,298)	(245,985,735)	(1,505)	(231,956,502)	(1,622)
+/- Derivatives on BBVA shares	-	(23)	-	23	-	(4)
Balance at the end	12,617,189	62	47,257,691	296	13,339,582	96
Held by Corporación General Financiera, S.A.	12,617,189	62	47,257,691	296	13,339,582	96
Average purchase price in Euros	5.06	-	6.11	-	7.03	-
Average selling price in Euros	5.20	-	6.25	-	6.99	-
Net gain or losses on transactions (Shareholders' funds-Reserves)		13		(24)		1

The percentages of treasury shares held by the Group in the years ended December 31, 2019, 2018 and 2017 are as follows:

Treasury Stock
	2019			2018			2017
	Min	Max	Closing	Min	Max	Closing	Min	Max	Closing
% treasury stock	0.138%	0.746%	0.213%	0.200%	0.850%	0.709%	0.004%	0.278%	0.200%

The number of BBVA shares accepted by the Group in pledge of loans as of December 31, 2019, 2018 and 2017 is as follows:

Shares of BBVA accepted in pledge
	2019	2018	2017
Number of shares in pledge	43,018,382	61,632,832	64,633,003
Nominal value	0.49	0.49	0.49
% of share capital	0.65%	0.92%	0.97%

The number of BBVA shares owned by third parties but under management of a company within the Group as of December 31, 2019, 2018 and 2017 is as follows:

Shares of BBVA owned by third parties but managed by the Group
	2019	2018	2017
Number of shares owned by third parties	23,807,398	25,306,229	34,597,310
Nominal value	0.49	0.49	0.49
% of share capital	0.36%	0.38%	0.52%